Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	£ 2,555	£ 2,526	£ 2,311
Interest paid	(179)	(169)	(178)
Interest received	24	6	10
Tax paid (net)	(415)	(449)	(402)
Net cash from operating activities	1,985	1,914	1,741
Cash flows from investing activities
Acquisitions	(935)	(131)	(361)
Purchases of property, plant and equipment	(56)	(51)	(51)
Expenditure on internally developed intangible assets	(306)	(303)	(282)
Purchase of investments	(13)	(10)	(6)
Proceeds from disposals of property, plant and equipment	4	1	1
Gross proceeds from business disposals	34	84	18
Payments on business disposals	(29)	(43)	(23)
Dividends received from joint ventures	30	38	44
Net cash used in investing activities	(1,271)	(415)	(660)
Cash flows from financing activities
Dividends paid to shareholders of RELX PLC	(796)	(762)	(683)
Distributions to non-controlling interests	(8)	(10)	(9)
Increase/(decrease) in short-term bank loans, overdrafts and commercial paper	147	(148)	271
Issuance of term debt	958	873	603
Repayment of term debt	(211)	(712)	(474)
Repayment of leases	(95)	(89)	(82)
Receipts in respect of subleases	14	11	8
Repurchase of ordinary shares	(700)	(700)	(700)
Purchase of shares by Employee Benefit Trust	(43)	(39)	(29)
Proceeds on issue of ordinary shares	21	32	23
Net cash used in financing activities	(713)	(1,544)	(1,072)
Increase/(decrease) in cash and cash equivalents	1	(45)	9
Movement in cash and cash equivalents
At start of year	111	162	122
Increase/(decrease) in cash and cash equivalents	1	(45)	9
Exchange translation differences	2	(6)	31
At end of year	£ 114	£ 111	£ 162